Inventories - Schedule of Detailed Information About Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other current receivables [abstract]
Raw materials and consumables	$ 15,306	$ 15,085
Work-in-progress	6,622	15,041
Finished goods	26,952	7,169
Service inventory	7,537	8,575
Inventories	$ 56,417	$ 45,870